Supplement dated February 16, 2010
To The Prospectus Dated April 6, 2009 For

RETIREMENT LATITUDESSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

Please read this supplement and keep it together with your copy of the prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com.

Please note that the changes apply to all contracts issued after May 1, 2010.

The JNL/AIM Small Cap Growth Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Mid Cap Equity Fund, and JNL/Oppenheimer Global Growth Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

The JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/Mellon Capital Management 25 Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

The JNL/Mellon Capital Management DowSM 10 Fund and JNL/Mellon Capital Management S&P® 10 Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.

This Supplement is dated February 16, 2010.

(To be used with VC5995 04/09.)

JMV5012  02/10